Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 2,188,245	$ 90,135	$ 5,684,871
Accounts receivable	99,720	77,149	50,470
Inventory	270,919	263,602	287,773
Prepaid expenses and other current assets	250,878	190,201	282,751
Total current assets	2,809,762	621,087	6,305,865
Property and equipment, net	417,642	436,729	501,436
Intangible assets, net			132,093
Lease right of use	1,750,175	1,808,034	2,037,052
Investment in joint ventures	1,173,577	1,237,865	1,489,934
Total assets	6,151,156	4,103,715	10,466,380
Current liabilities
Accounts payable and accrued liabilities	1,847,208	1,349,038	443,422
Accrued compensation	1,220,682	946,262	581,689
Deferred revenue	46,746	119,876	5,900
Lease liability, current portion	234,050	231,604	221,993
Total current liabilities	4,450,007	3,409,424	1,253,004
Lease liability, net of current portion	1,610,734	1,669,954	1,901,557
Deferred tax liability	1,949	1,949	1,139
Total liabilities	6,062,690	5,081,327	3,155,700
Stockholders’ equity (deficit)
Common Stock, $.0001 par value;6,250,000 shares authorized; 698,565 and 608,611 issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	70	61	60
Additional paid-in capital	52,422,808	48,805,860	46,201,642
Accumulated deficit	(52,334,412)	(49,783,533)	(38,891,022)
Total stockholders’ equity (deficit)	88,466	(977,612)	7,310,680
Total liabilities and stockholders’ equity (deficit)	6,151,156	4,103,715	10,466,380
Nonrelated Party [Member]
Current liabilities
Notes payable	331,321	100,000
Related Party [Member]
Current liabilities
Notes payable	$ 770,000	$ 662,644